Development Properties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Development properties [Abstract]
Cost of real estate sale	$ 43,416,945	$ 3,364,444	[1]		[1]
Inventory write down	$ 0	$ 0		$ 0

[1]	Prior year comparatives have been reclassified to reflect the impact of the reverse recapitalization. See Note 4, “Business combination and reverse recapitalization,” for details.